Note 11 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Time Deposits, at or Above FDIC Insurance Limit	$ 182.0	$ 204.2
Mortgage Loans and Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Restricted	$ 17.9	$ 18.9